Quarterly Summary Of Earnings (Schedule Of Quarterly Summary Of Earnings) (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended														12 Months Ended
	Oct. 31, 2015	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016 [6]	Dec. 31, 2015	[1],[2]	Sep. 30, 2015		Jun. 30, 2015	[4],[5]	Mar. 31, 2015 [6]	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information [Line Items]
Net sales		$ 903.7	[1],[2]	$ 948.9	[3],[4]	$ 958.9	[4],[5]	$ 938.4	$ 944.6		$ 1,009.1	[3],[4]	$ 997.3		$ 966.2	$ 3,749.9		$ 3,917.2	$ 3,782.3
Gross profit		204.2	[1],[2]	227.4	[3],[4]	234.0	[4],[5]	233.6	233.6		241.1	[3],[4]	230.7		217.8	899.2		923.2	790.4
Earnings from continuing operations before income taxes		110.0	[1],[2]	121.2	[3],[4]	137.2	[4],[5]	118.7	106.5		132.3	[3],[4]	109.0		102.0	487.1		449.8	295.5
Earnings from continuing operations		83.0	[1],[2]	93.6	[3],[4]	99.5	[4],[5]	91.0	81.8		96.2	[3],[4]	76.7		73.3	367.1		328.0	225.2
Earnings (loss) from discontinued operations, net of tax		(1.3)	[1],[2]	0.0	[3],[4]	20.3	[4],[5]	0.1	0.0		(0.1)	[3],[4]	1.8		(0.5)	19.1		1.2	(124.0)
Net earnings		81.7	[1],[2]	93.6	[3],[4]	119.8	[4],[5]	91.1	81.8		96.1	[3],[4]	78.5		72.8	386.2		329.2	101.2
(Earnings) attributable to noncontrolling interest, net of tax		(0.1)	[1],[2]	(0.1)	[3],[4]	1.4	[4],[5]	(1.6)	(1.3)		(0.9)	[3],[4]	(0.8)		(1.1)	(0.4)		(4.1)	(3.2)
Net earnings attributable to Leggett & Platt, Inc. common shareholders		$ 81.6	[1],[2]	$ 93.5	[3],[4]	$ 121.2	[4],[5]	$ 89.5	$ 80.5		$ 95.2	[3],[4]	$ 77.7		$ 71.7	$ 385.8		$ 325.1	$ 98.0
Earnings per share from continuing operations attributable to Leggett & Platt, Inc. common shareholders
Earnings per share from continuing operations attributable to Leggett & Platt, Inc. common shareholders, Basic (in dollars per share)		$ 0.61	[1],[2]	$ 0.68	[3],[4]	$ 0.73	[4],[5]	$ 0.64	$ 0.57		$ 0.68	[3],[4]	$ 0.54		$ 0.51	$ 2.66		$ 2.30	$ 1.57
Earnings per share from continuing operations attributable to Leggett & Platt, Inc. common shareholders, Diluted (in dollars per share)		0.60	[1],[2]	0.67	[3],[4]	0.72	[4],[5]	0.63	0.57		0.67	[3],[4]	0.53		0.50	2.62		2.27	1.55
Earnings (loss) per share from discontinued operations attributable to Leggett & Platt, Inc. common shareholders
Earnings (loss) per share from discontinued operations attributable to Leggett & Platt, Inc. common shareholders, Basic (in dollars per share)		(0.01)	[1],[2]	0.00	[3],[4]	0.15	[4],[5]	0.00	0.00		0.00	[3],[4]	0.01		0.00	0.14		0.01	(0.88)
Earnings (loss) per share from discontinued operations attributable to Leggett & Platt, Inc. common shareholders, Diluted (in dollars per share)		(0.01)	[1],[2]	0.00	[3],[4]	0.15	[4],[5]	0.00	0.00		0.00	[3],[4]	0.01		0.00	0.14		0.01	(0.87)
Net earnings per share attributable to Leggett & Platt, Inc. common shareholders
Basic (in dollars per share)		0.60	[1],[2]	0.68	[3],[4]	0.88	[4],[5]	0.64	0.57		0.68	[3],[4]	0.55		0.51	2.80		2.31	0.69
Diluted (in dollars per share)		$ 0.59	[1],[2]	$ 0.67	[3],[4]	$ 0.87	[4],[5]	$ 0.63	$ 0.57		$ 0.67	[3],[4]	$ 0.54		$ 0.50	$ 2.76		$ 2.28	$ 0.68
Goodwill impairment																$ 3.7	[7]	$ 4.1	$ 0.0
Gain (Loss) on Disposition of Business		$ 16.0				$ 11.0
Goodwill impairment						4.0										4.1		6.5	109.3
Settlements	$ 12.1															0.0		12.1	0.0
Specialized Products:
Quarterly Financial Information [Line Items]
Net sales																899.8		840.8	812.8
Net earnings per share attributable to Leggett & Platt, Inc. common shareholders
Goodwill impairment																3.7		0.0
Continuing Operations
Net earnings per share attributable to Leggett & Platt, Inc. common shareholders
Goodwill impairment																3.7		4.1	0.0
Loss Contingency Accrual, Period Increase (Decrease)				$ 4.0		$ 7.0					$ 2.0					7.1		5.7	56.8
Goodwill impairment																4.1		6.3	1.3
Settlements				$ 12.0
Continuing Operations | Specialized Products:
Net earnings per share attributable to Leggett & Platt, Inc. common shareholders
Goodwill impairment											6.0
Discontinued Operations
Net earnings per share attributable to Leggett & Platt, Inc. common shareholders
Goodwill impairment																0.0		0.0	108.0
Loss Contingency Accrual, Period Increase (Decrease)											$ 1.0					2.0		0.7	35.4
Goodwill impairment																$ 0.0		$ 0.2	$ 108.0

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmE5M2ExNzlhYzg1MjRkNmViYTllOTc3MDNlZTMzODU3fFRleHRTZWxlY3Rpb246M0Q0RTJCNTUxNEI2NTJCQkFCRjlDODUxRjdFQjg4QTcM}
[2]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmE5M2ExNzlhYzg1MjRkNmViYTllOTc3MDNlZTMzODU3fFRleHRTZWxlY3Rpb246QkRGODJFQzJFOTlBNUI4QjkzNDRGRjIzMkIzQTEzMzAM}
[3]	Fourth quarter 2015 Earnings from continuing operations include a $12 charge associated with a lump sum pension buyout and $4 in charges associated with litigation accruals (Note L and Note S)
[4]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmE5M2ExNzlhYzg1MjRkNmViYTllOTc3MDNlZTMzODU3fFRleHRTZWxlY3Rpb246QzVDRjVFQTMwMzM4NTY5REE0RDRDN0ZGOUEzM0Y1NEUM}
[5]	Fourth quarter 2016 Earnings from continuing operations include $16 associated with the gain on sale of a business
[6]	Second quarter 2016 Earnings from continuing operations include a gain of $7 associated with litigation accruals (Note S); $11 gain associated with the sale of a business; and a $4 charge from CVP impairment (Note C)
[7]	We recorded a goodwill impairment charge related to the Commercial Vehicle Products unit as outlined in Note C.